DISAGGREGATED REVENUE, Disaggregation of Revenue From Contracts with Customers (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Brokerage and Commission Income [Abstract]
Bond distribution commission income		$ 65,603	$ 1,316,684	$ 5,827,674
Other Sources of Revenue [Abstract]
Principal transactions and proprietary trading		520,264	105,483	(715,309)
Total revenues		11,082,924	7,447,944	10,055,809
SaaS [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		122,960	92,391	0
Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage and commission and handling charge income	[1]	5,692,160	507,728	644,861
Margin Financing Services [Abstract]
Interest income		1,638,632	135,938	150,819
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		922,960	602,217	176,303
Nonrelated Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	500,000	0
Nonrelated Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		800,000	9,826	176,303
Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage and commission and handling charge income	[1]	1,390,497	2,539,260	1,757,731
Margin Financing Services [Abstract]
Interest income		452,808	1,040,634	1,016,179
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		400,000	1,200,000	1,197,551
Related Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		400,000	1,200,000	1,197,551
Related Party [Member] | Handling Charge Income [Member]
Brokerage and Commission Income [Abstract]
Brokerage and commission and handling charge income		3,922,000	281,000	221,000
Point in Time [Member]
Brokerage and Commission Income [Abstract]
Bond distribution commission income		65,603	1,316,684	5,827,674
Other Sources of Revenue [Abstract]
Principal transactions and proprietary trading		520,264	105,483	(715,309)
Total revenues		7,668,524	4,969,155	7,514,957
Point in Time [Member] | SaaS [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Point in Time [Member] | Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage and commission and handling charge income	[1]	5,692,160	507,728	644,861
Margin Financing Services [Abstract]
Interest income		0	0	0
Point in Time [Member] | Nonrelated Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	500,000	0
Point in Time [Member] | Nonrelated Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Point in Time [Member] | Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage and commission and handling charge income	[1]	1,390,497	2,539,260	1,757,731
Margin Financing Services [Abstract]
Interest income		0	0	0
Point in Time [Member] | Related Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Over Time [Member]
Brokerage and Commission Income [Abstract]
Bond distribution commission income		0	0	0
Other Sources of Revenue [Abstract]
Principal transactions and proprietary trading		0	0	0
Total revenues		3,414,400	2,478,789	2,540,852
Over Time [Member] | SaaS [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		122,960	92,391	0
Over Time [Member] | Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage and commission and handling charge income	[1]	0	0	0
Margin Financing Services [Abstract]
Interest income		1,638,632	135,938	150,819
Over Time [Member] | Nonrelated Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Over Time [Member] | Nonrelated Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		800,000	9,826	176,303
Over Time [Member] | Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage and commission and handling charge income	[1]	0	0	0
Margin Financing Services [Abstract]
Interest income		452,808	1,040,634	1,016,179
Over Time [Member] | Related Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		$ 400,000	$ 1,200,000	$ 1,197,551

[1]	Total handling charge income, including amounts from a related party, was $3,922,000, $281,000 and $221,000 for the years ended March 31, 2026, 2025 and 2024, respectively.